Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Jun. 30, 2023 USD ($) security Security	Dec. 31, 2022 USD ($) security Security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 1,175.6	$ 2,321.4
Gross unrealized losses, less than twelve months	(32.5)	(145.4)
Over 12 months, Fair Market Value	2,582.7	1,323.7
Over 12 months, Gross Unrealized Losses	(288.9)	(193.6)
Total, Fair Market Value	3,758.3	3,645.1
Total, Gross Unrealized Losses	$ (321.4)	$ (339.0)
Number of Securities | security	1,193	1,166
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 1,163.8	$ 2,269.5
Gross unrealized losses, less than twelve months	(32.5)	(145.0)
Over 12 months, Fair Market Value	2,582.7	1,323.7
Over 12 months, Gross Unrealized Losses	(288.9)	(193.6)
Total, Fair Market Value	3,746.5	3,593.2
Total, Gross Unrealized Losses	$ (321.4)	$ (338.6)
Number of Securities | Security	1,188	1,165
Short-term investments
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 11.8	$ 51.9
Gross unrealized losses, less than twelve months	0.0	(0.4)
Over 12 months, Fair Market Value	0.0	0.0
Over 12 months, Gross Unrealized Losses	0.0	0.0
Total, Fair Market Value	11.8	51.9
Total, Gross Unrealized Losses	$ 0.0	$ (0.4)
Number of Securities	5	1
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 494.8	$ 741.1
Gross unrealized losses, less than twelve months	(12.8)	(30.6)
Over 12 months, Fair Market Value	519.1	203.4
Over 12 months, Gross Unrealized Losses	(38.3)	(20.1)
Total, Fair Market Value	1,013.9	944.5
Total, Gross Unrealized Losses	$ (51.1)	$ (50.7)
Number of Securities | security	105	118
U.S. agency
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 7.0	$ 7.1
Gross unrealized losses, less than twelve months	(0.4)	(0.4)
Over 12 months, Fair Market Value	1.1	1.7
Over 12 months, Gross Unrealized Losses	0.0	0.0
Total, Fair Market Value	8.1	8.8
Total, Gross Unrealized Losses	$ (0.4)	$ (0.4)
Number of Securities | security	4	5
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 90.9	$ 133.1
Gross unrealized losses, less than twelve months	(3.7)	(7.1)
Over 12 months, Fair Market Value	58.7	16.4
Over 12 months, Gross Unrealized Losses	(5.1)	(2.3)
Total, Fair Market Value	149.6	149.5
Total, Gross Unrealized Losses	$ (8.8)	$ (9.4)
Number of Securities | security	60	59
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 467.4	$ 1,104.7
Gross unrealized losses, less than twelve months	(13.1)	(77.6)
Over 12 months, Fair Market Value	1,254.7	568.2
Over 12 months, Gross Unrealized Losses	(142.1)	(91.5)
Total, Fair Market Value	1,722.1	1,672.9
Total, Gross Unrealized Losses	$ (155.2)	$ (169.1)
Number of Securities | security	727	701
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 5.2	$ 11.3
Gross unrealized losses, less than twelve months	0.0	(0.5)
Over 12 months, Fair Market Value	105.7	99.0
Over 12 months, Gross Unrealized Losses	(8.7)	(8.3)
Total, Fair Market Value	110.9	110.3
Total, Gross Unrealized Losses	$ (8.7)	$ (8.8)
Number of Securities | security	16	16
Non-U.S government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 80.1	$ 63.8
Gross unrealized losses, less than twelve months	(1.2)	(2.9)
Over 12 months, Fair Market Value	182.2	135.9
Over 12 months, Gross Unrealized Losses	(10.8)	(8.6)
Total, Fair Market Value	262.3	199.7
Total, Gross Unrealized Losses	$ (12.0)	$ (11.5)
Number of Securities | security	61	45
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0	$ 5.6
Gross unrealized losses, less than twelve months	0.0	(1.0)
Over 12 months, Fair Market Value	5.6	0.0
Over 12 months, Gross Unrealized Losses	(0.9)	0.0
Total, Fair Market Value	5.6	5.6
Total, Gross Unrealized Losses	$ (0.9)	$ (1.0)
Number of Securities | security	1	1
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 18.4	$ 202.8
Gross unrealized losses, less than twelve months	(1.3)	(24.9)
Over 12 months, Fair Market Value	455.6	299.1
Over 12 months, Gross Unrealized Losses	(83.0)	(62.8)
Total, Fair Market Value	474.0	501.9
Total, Gross Unrealized Losses	$ (84.3)	$ (87.7)
Number of Securities | security	214	220